VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$ (Note 3)
Total assets	130,055,790	141,614,244	21,861,472
Total liabilities	231,634,266	222,151,400	34,294,267

	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	RMB	US$ (Note 3)
Net Revenue	86,574,297	42,697,861	34,390,944	5,309,047
Net profit (loss)	(201,412,786)	101,628,848	(95,285,846)	(14,709,600)